Other payables and accrued expenses	12 Months Ended
Dec. 31, 2020
Other payables and accrued expenses

Other payables and accrued expenses mainly represent deposits received from customers and accruals for operating expenses.

	December 31,
	2020	2019
	US$’000	US$’000

Dividend payables	84	80
Deposits received from customers	-	31
Rental deposit received	4	12
Accruals for operating expenses	1,500	941
Other tax payables	5	78

	1,593	1,142

ZHEJIANG TIANLAN
Other payables and accrued expenses
	December 31,
	2020	2019
	RMB’000	RMB’000

Accrued expenses	7,629	5,312
Other current liabilities	6,529	-
Other payables	3,589	2,271

	17,747	7,583